Long-Term Debt	12 Months Ended
Dec. 31, 2017
Disclosure Of Long Term Debt [Abstract]
Long-Term Debt
19.	LONG-TERM DEBT

The following is a summary of long-term debt outstanding at December 31, 2017, 2016 and 2015 (all capitalized terms used in the table below relating to such long-term debt are defined below in this note):

	Interest rate	December 31, 2017, Principal outstanding balance in local denominated currency	December 31, 2017 Carrying amount	December 31, 2016, Principal outstanding balance in local denominated currency	December 31, 2016 Carrying amount	December 31, 2015, Principal outstanding balance in local denominated currency	December 31, 2015 Carrying amount
		000’s	$000’s	000’s	$000’s	000’s	$000’s
USD First Lien Term Loan	4.83%	1,895,654	1,848,397	2,021,097	1,965,928	2,041,616	1,978,763
EUR First Lien Term Loan	3.75%	382,222	453,540	286,143	296,198	289,048	307,584
USD Second Lien Term Loan	8.33%	95,000	56,632	210,000	166,453	210,000	161,524
CDN 2013 Debentures	7.50%	—	—	—	—	30,000	21,556
Total long-term debt			2,358,569		2,428,579		2,469,427
Current portion			4,990		47,750		32,889
Non-current portion			2,353,579		2,380,829		2,436,538

During the year ended December 31, 2017, the Corporation incurred the following interest on its then-outstanding long-term debt:

	Effective interest rate	Interest $000's	Interest Accretion $000's	Total Interest $000's
USD First Lien Term Loan	5.54%	76,851	11,817	88,668
EUR First Lien Term Loan	4.37%	16,824	1,271	18,095
USD Second Lien Term Loan	16.05%	14,340	5,179	19,519
Total		108,015	18,267	126,282

During the year ended December 31, 2016, the Corporation incurred the following interest on its then-outstanding long-term debt:

	Effective interest rate	Interest $000's	Interest Accretion $000's	Total Interest $000's
USD First Lien Term Loan	5.71%	95,356	7,721	103,077
EUR First Lien Term Loan	5.68%	16,950	1,241	18,191
USD Second Lien Term Loan	13.26%	17,082	4,929	22,011
CDN 2013 Debentures	7.50%	—	125	125
Total		129,388	14,016	143,404

The Corporation’s debt balance for the year ended December 31, 2017 was as follows:

	Opening Balance $000's	Principal Movements $000's	Transaction costs $000's	Accretion $000's	Translation $000's	Total $000's	Current $000's	Long-term $000's
USD First Lien Term Loan	1,965,928	(125,442)	(3,906)	11,817	—	1,848,397	7,042	1,841,355
EUR First Lien Term Loan	296,198	100,529	(829)	1,271	56,371	453,540	3,299	450,241
USD Second Lien Term Loan	166,453	(115,000)	—	5,179	—	56,632	(5,351)	61,983
Total	2,428,579	(139,913)	(4,735)	18,267	56,371	2,358,569	4,990	2,353,579

The Corporation’s debt balance for the year ended December 31, 2016 was as follows:

	Opening Balance $000's	Principal Movements $000's	Transaction costs $000's	Accretion $000's	Translation $000's	Total $000's	Current $000's	Long-term $000's
USD First Lien Term Loan	1,978,763	(20,587)	—	7,752	—	1,965,928	45,848	1,920,080
EUR First Lien Term Loan	307,584	(3,204)	—	1,241	(9,423)	296,198	7,512	288,686
USD Second Lien Term Loan	161,524	—	—	4,929	—	166,453	(5,610)	172,063
CDN 2013 Debentures	21,556	(22,561)	—	—	1,005	—	—	—
Total	2,469,427	(46,352)	—	13,922	(8,418)	2,428,579	47,750	2,380,829

The principal repayments of the Corporation’s currently outstanding long-term debt over the next five years, as adjusted for revised estimates of excess cash flow allocations to the principal repayment of the First Lien Term Loans, amount to the following:

	1 Year $000's	2 Years $000's	3 Years $000's	4 Years $000's	5 Years $000's
USD First Lien Term Loan	19,443	19,443	19,443	1,837,326	—
EUR First Lien Term Loan	4,709	4,709	4,709	444,960	—
USD Second Lien Term Loan	—	—	—	—	95,000
Total	24,152	24,152	24,152	2,282,286	95,000

(a)	First and Second Lien Term Loans

On August 1, 2014, the Corporation completed the Stars Interactive Group Acquisition, which was partly financed through the issuance of long-term debt, allocated into first and second lien term loans. Giving effect to a previously disclosed refinancing in August 2015 (the “Refinancing”), and the Repricing (as defined below), as at December 31, 2017, the first lien term loans consisted of a $1.85 billion first lien term loan priced at LIBOR plus 3.50% (the “USD First Lien Term Loan”) and a €378 million seven-year first lien term loan priced at EURIBOR plus 3.75% (the “EUR First Lien Term Loan” and, together with the USD First Lien Term Loan, the “First Lien Term Loans”), with 1.00% LIBOR and 0% EURIBOR floors respectively, and each repayable on August 22, 2021. Also without giving effect to the Refinancing, Repricing and Prepayments (as defined below), as at December 31, 2017, the second lien term loan consisted of a $95 million loan priced at LIBOR plus 7.00%, with a 1.00% LIBOR floor and repayable on August 1, 2022 (the “USD Second Lien Term Loan”).

On March 3, 2017, the Corporation completed the repricing and retranching of the First Lien Term Loans and amended the applicable credit agreement (collectively, the “Repricing”). The Repricing included reducing the applicable interest rate margin on the First Lien Term Loans by 0.5%  to LIBOR plus 3.5% with a LIBOR floor of 1% to EURIBOR plus 3.75% with a 0% EURIBOR floor, respectively, and retranching such loans by raising €100 million of incremental debt on the EUR First Lien Term Loan and using the proceeds to reduce the USD First Lien Term Loan by $106 million. The Corporation and the lenders also amended the credit agreement for the First Lien Term Loans to, among other things, reflect the Repricing and waive the required 2016 and 2017 excess cash flow repayments (as defined and described in the credit agreement) previously due on March 31, 2017 and March 31, 2018, respectively.

The Repricing has been accounted for as a debt modification as the terms of the amended credit agreement were not considered to be substantially different than the previous terms and as a result there was no significant impact on the carrying amount.

On August 8, 2017, and September 20, 2017, the Corporation made principal prepayments without penalty (the “Prepayments”) of $40 million and $75 million, respectively, under the USD Second Lien Term Loan using cash on its balance sheet, cash flow from operations, or a combination thereof.

First Lien Term Loans

Except as set forth above, the Corporation is required to allocate up to 50% of the excess cash flow of the Corporation to the principal repayment of the First Lien Term Loans. Excess cash flow is referred to as EBITDA of Stars Group Holdings B.V. on a consolidated basis for such excess cash flow period (i.e., each fiscal year commencing with the fiscal year ending on December 31, 2015), minus, without duplication, debt service, capital expenditures, permitted business acquisitions and investments, taxes paid in cash, increases in working capital, cash expenditures in respect of swap agreements, any extraordinary, unusual or nonrecurring loss, income or gain on asset dispositions, and plus, without any duplication, decreases in working capital, capital expenditures funded with the proceeds of the issuance of debt or the issuance of equity, cash payments received in respect of swap agreements, any extraordinary, unusual or nonrecurring gain realized in cash and cash interest income to the extent deducted in the computation of EBITDA.

The percentage allocated to the principal repayment can fluctuate based on the following:

•

If the total secured leverage ratio at the end of the applicable excess cash flow period is less than or equal to 4.75 to 1.00 but is greater than 4.00 to 1.00, the repayments will be 25% of the excess cash flow.

•	If the total secured leverage ratio at the end of the applicable excess cash flow period is less than or equal to 4.00 to 1.00, the repayment will be 0% of the excess cash flow.

The agreement for the First Lien Term Loans restricts Stars Group Holdings B.V. and its subsidiaries from, among other things, incurring additional debt or granting additional liens on its assets and equity, distributing equity interests and distributing any assets to third parties.

Second Lien Term Loan

Giving effect to the Refinancing and Prepayments, the principal balance of the USD Second Lien Term Loan decreased during the year, with $95 million outstanding at December 31, 2017. The applicable and effective interest rates are noted in the tables above.

(b)	2013 Debentures

On February 7, 2013, the Corporation closed a private placement of units, issuing and selling 30,000 units at a price of CDN $1,000 per unit for aggregate gross proceeds of CDN $30 million. Each unit consisted of certain non-convertible subordinated debentures (the “CDN 2013 Debentures”) and non-transferable Common Share purchase warrants. The CDN 2013 Debentures matured on January 31, 2016 and CDN $30 million was repaid on February 1, 2016 and the then-remaining outstanding warrants expired on January 31, 2016.  As of such date, the Corporation had no further obligations under or with respect to the same.